Expense Example, No Redemption - A C I Shares - JPMorgan Realty Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	639	902	1,185	1,991	171	548	951	1,950	95	301	524	1,165